Other non-current assets, net	9 Months Ended
Sep. 30, 2017
Assets, Noncurrent [Abstract]
Other non-current assets, net
4.	Other non-current assets, net

	As at
	Sept 30, 2017	Dec 31, 2016
Amount receivable in respect of capital leases	2,880,000	-
Equipment, fixtures & fittings	730,085	697,546
	3,610,085	697,546

Amount receivable in respect of capital leases is accounted for at amortized cost.